OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

12.    OTHER NON-CURRENT ASSETS

	December 31,	December 31,
	2016	2017
Financial assets
-Receivables from disposal of Guizhou Branch's aluminum properties	1,060,682	—
-Other long-term receivables	305,677	261,156
	1,366,359	261,156
Prepayment for mining rights	769,108	801,657
Long-term prepaid expenses	389,076	484,536
Deferred losses for sale and leaseback transactions (Note)	1,172,671	1,234,376
Others	490,907	739,167
	2,821,762	3,259,736
	4,188,121	3,520,892

Note: As disclosed in note 20, the Group entered into several sale and leaseback agreements which constitute finance leases during the year. The deferred losses resulted from the sale are classified as other non-current assets and were amortized over the useful lives of the assets leased back.

As at December 31, 2017, all amounts were denominated in RMB (December 31, 2016, all amounts were denominated in RMB).

As at December 31, 2017, except for other long-term receivables from Shanxi Huaxing Alumina Co., Ltd. (“Shanxi Huaxing”) amounting to RMB97 million (December 31, 2016: RMB 112million)  which was an interest-bearing asset, all amounts in other non-current assets were non-interest-bearing (December 31, 2016: all non-interest-bearing).